Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash received from operations	€ 58,815	€ 63,456	€ 63,514
Cash paid from operations	(42,891)	(46,929)	(47,384)
Net payments of interest and other financial expenses net of dividends received	(1,636)	(1,726)	(2,143)
Taxes paid	(865)	(1,005)	(649)
Net cash flow provided by operating activities	13,423	13,796	13,338
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,585)	(8,992)	(9,187)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	29	40	767
Payments on investments in companies, net of cash and cash equivalents acquired	(3)	(128)	(54)
Proceeds on financial investments not included under cash equivalents	1,004	296	489
Payments on financial investments not included under cash equivalents	(965)	(1,106)	(265)
(Payments)/proceeds on placements of cash surpluses not included under cash equivalents	(202)	(357)	42
Government grants received	37	2	0
Net cash flow used in investing activities	(8,685)	(10,245)	(8,208)
Dividends paid	(2,794)	(2,459)	(2,906)
Proceeds from share capital increase	0	2	0
Proceeds/(payments) of treasury shares and other operations with shareholders and with minority interests	379	1,269	(660)
Operations with other equity holders	(561)	646	656
Proceeds on issue of debentures and bonds and other debts	4,289	8,390	5,693
Proceeds on loans, borrowings and promissory notes	3,973	4,844	10,332
Repayments of debentures and bonds and other debts	(4,654)	(6,687)	(6,873)
Repayments of loans, borrowings and promissory notes	(4,040)	(6,711)	(8,506)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(472)	(1,046)	(1,956)
Net cash used in financing activities	(3,880)	(1,752)	(4,220)
Effect of changes in exchange rates	(244)	(341)	185
Cash reclassified to assets held for sale	(111)	0	0
Effect of changes in consolidation methods and others	(3)	(2)	26
Net increase (decrease) in cash and cash equivalents during the year	500	1,456	1,121
RECONCILIATION OF CASH AND CASH EQUIVALENTS WITH THE STATEMENTS OF FINANCIAL POSITION
CASH AND CASH EQUIVALENTS AT JANUARY 1	5,192	3,736	2,615
CASH AND CASH EQUIVALENTS AT DECEMBER 31	5,692	5,192	3,736
Cash on hand and at banks	4,886	3,990	2,077
Other cash equivalents	€ 806	€ 1,202	€ 1,659